Share Sale and Purchase Agreement (Details) - USD ($)			3 Months Ended	6 Months Ended
	Jun. 29, 2026	Apr. 10, 2025	Jun. 30, 2025	Jun. 30, 2026
Share Sale and Purchase Agreement [Line Items]
Total consideration	$ 90,000,000
Investment services				50 years
Cash paid	$ 5,000,000
Percentage of equity interest	90.98%
Shares issued price
Initial Disposal Period				15 days
Pi Acquisition [Member]
Share Sale and Purchase Agreement [Line Items]
Total consideration	$ 10,000,000			$ 100,000,000
Cash paid				$ 20,000,000
Percentage of equity interest	8.38%
Percentage of financial interest				99.36%
Issuance Cap [Member] | CGH [Member]
Share Sale and Purchase Agreement [Line Items]
Shares issued price				$ 24,000,000
Escrow Shares [Member]
Share Sale and Purchase Agreement [Line Items]
Total consideration				20,000,000
Escrow Shares [Member] | CGH [Member]
Share Sale and Purchase Agreement [Line Items]
Total consideration				20,000,000
Conversion Price [Member]
Share Sale and Purchase Agreement [Line Items]
Total consideration				$ 60,000,000
Initial Disposal Period				45 days
Conversion Price [Member] | CGH [Member]
Share Sale and Purchase Agreement [Line Items]
Total consideration				$ 60,000,000
Shares issued (in Shares)				2,836,712
Class A Ordinary Shares [Member]
Share Sale and Purchase Agreement [Line Items]
Cash paid	$ 60,000,000
Shares issued (in Shares)	7,091,780	20,000,000
Shares issued price	$ 20,000,000
Class A Ordinary Shares [Member] | CGH [Member]
Share Sale and Purchase Agreement [Line Items]
Percentage of conversion price				90.00%
Class A Ordinary Shares [Member] | Pi Acquisition [Member]
Share Sale and Purchase Agreement [Line Items]
Shares issued price				$ 80,000,000
Class A Ordinary Shares [Member] | Escrow Shares [Member]
Share Sale and Purchase Agreement [Line Items]
Shares issued (in Shares)	2,363,927
Class A Ordinary Shares [Member] | Conversion Price [Member] | CGH [Member]
Share Sale and Purchase Agreement [Line Items]
Total consideration				$ 60,000,000